UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  JUNE 30, 2010

Semiannual Report to Shareholders

DWS RREEF Global Real Estate Securities Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

17 Statement of Assets and Liabilities

19 Statement of Operations

20 Statement of Changes in Net Assets

21 Financial Highlights

25 Notes to Financial Statements

35 Other Information

36 Summary of Management Fee Evaluation by Independent Fee Consultant

41 Account Management Resources

42 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2010

Average Annual Total Returns as of 6/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	Life of Fund*
Class A	-5.91%	20.57%	-15.31%	-6.75%
Class C	-6.32%	19.57%	-16.05%	-7.57%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-11.32%	13.64%	-16.97%	-8.12%
Class C (max 1.00% CDSC)	-7.25%	19.57%	-16.05%	-7.57%
No Sales Charges
Class S	-5.92%	20.70%	-15.11%	-6.55%
Institutional Class	-5.76%	20.87%	-14.99%	-6.45%
FTSE EPRA/NAREIT Developed Real Estate Index+	-4.23%	25.05%	-13.65%	-5.21%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on July 5, 2006. Index returns began on June 30, 2006.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2010 are 1.75%, 2.56%, 1.83% and 1.24% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS RREEF Global Real Estate Securities Fund — Class A [] FTSE EPRA/NAREIT Developed Real Estate Index+

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on July 5, 2006. Index returns began on June 30, 2006.

+ The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. The index includes a range of regional and country indices, Dividend+ indices, Global Sectors, Investment Focus, and a REITs and Non-REITs series. The Index is calculated using closing market prices and translates into US dollars using Reuters closing price.

Net Asset Value and Distribution Information
	Class A	Class C	Class S	Institutional Class
Net Asset Value: 6/30/10	$ 6.28	$ 6.28	$ 6.27	$ 6.29
12/31/09	$ 6.73	$ 6.75	$ 6.71	$ 6.72
Distribution Information Six months as of 6/30/10: Income Dividends	$ .05	$ .05	$ .05	$ .05
Lipper Rankings — Global Real Estate Funds Category as of 6/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	61	of	85	71
3-Year	43	of	55	77
Class C 1-Year	72	of	85	84
3-Year	45	of	55	81
Class S 1-Year	59	of	85	69
3-Year	42	of	55	75
Institutional Class 1-Year	56	of	85	66
3-Year	41	of	55	74

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Fund Return*	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 940.90	$ 936.80	$ 940.80	$ 942.40
Expenses Paid per $1,000*	$ 7.17	$ 10.80	$ 6.50	$ 4.91
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,017.41	$ 1,013.64	$ 1,018.10	$ 1,019.74
Expenses Paid per $1,000*	$ 7.45	$ 11.23	$ 6.76	$ 5.11

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS RREEF Global Real Estate Securities Fund	1.49%	2.25%	1.35%	1.02%

For more information, please refer to the Fund's prospectuses.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	100%	99%
Cash Equivalents	—	1%
	100%	100%
Sector Diversification (As a % of Common Stocks and Warrants)	6/30/10	12/31/09

Diversified	44%	49%
Shopping Centers	13%	13%
Office	11%	11%
Apartments	9%	6%
Regional Malls	7%	6%
Health Care	7%	7%
Hotels	4%	2%
Storage	4%	4%
Industrials	1%	2%
	100%	100%
Geographical Diversification (As a % of Common Stocks and Warrants)	6/30/10	12/31/09

United States	43%	38%
Hong Kong	16%	19%
Japan	10%	9%
Australia	9%	10%
United Kingdom	6%	8%
Singapore	5%	5%
Canada	4%	3%
France	3%	4%
Netherlands	2%	2%
Other	2%	2%
	100%	100%

Asset allocation, sector diversification and geographical diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2010 (33.4% of Net Assets)	Country	Percent
1. Simon Property Group, Inc. Owner and operator of regional shopping malls	United States	5.8%
2. Sun Hung Kai Properties Ltd. Specializes in premium-quality residential and commercial projects for sale and investment	Hong Kong	5.5%
3. Westfield Group Invests in, leases and manages shopping centers	Australia	3.7%
4. Public Storage Owner and operator of personal and business mini-warehouses	United States	2.9%
5. AvalonBay Communities, Inc. Self-managed, multi-family real estate investment trust	United States	2.8%
6. Unibail-Rodamco SE Investor and developer of real estate investments	France	2.7%
7. Mitsubishi Estate Co., Ltd. Owner and developer of residential and office properties	Japan	2.7%
8. Digital Realty Trust, Inc. Owns, acquires, repositions and manages technology-related real estate	United States	2.6%
9. Boston Properties, Inc. Developer of commercial and industrial real estate	United States	2.4%
10. Host Hotels & Resorts, Inc. Owns and controls upscale and luxurious hotels	United States	2.3%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 97.9%
Australia 8.7%
CFS Retail Property Trust	3,891,318	6,166,086
Charter Hall Group	2,729,305	1,368,132
Charter Hall Office REIT	16,420,839	3,433,418
Commonwealth Property Office Fund	4,557,304	3,541,087
Dexus Property Group	1,102,582	709,898
FKP Property Group	2,135,126	1,208,613
Goodman Group	8,854,191	4,668,301
GPT Group	1,280,425	3,006,215
Mirvac Group	4,882,702	5,345,453
Stockland	2,121,508	6,591,622
Westfield Group (Units)	2,610,648	26,571,687
(Cost $66,040,865)		62,610,512
Brazil 0.3%
Aliansce Shopping Centers SA (Cost $1,605,472)	327,400	2,058,720
Canada 3.8%
Allied Properties Real Estate Investment Trust	160,750	2,961,164
Boardwalk Real Estate Investment Trust (a)	149,950	5,642,757
Boardwalk Real Estate Investment Trust (a)	31,000	1,167,305
Chartwell Seniors Housing Real Estate Investment Trust (a)	378,100	2,547,312
Chartwell Seniors Housing Real Estate Investment Trust (a)	153,550	1,034,196
Chartwell Seniors Housing Real Estate Investment Trust 144A*	332,500	2,239,468
First Capital Realty, Inc. (a)	8,800	112,538
First Capital Realty, Inc. (a)	347,350	4,440,781
First Capital Realty, Inc. 144A*	93,200	1,191,538
InnVest Real Estate Investment Trust	1,057,450	5,870,583
(Cost $26,214,400)		27,207,642
Channel Islands 0.4%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	474,750
LXB Retail Properties PLC*	1,805,684	2,441,576
(Cost $4,725,439)		2,916,326
Finland 0.2%
Technopolis Oyj (Cost $3,332,759)	430,000	1,652,386
France 3.3%
Gecina SA	43,800	3,912,806
Unibail-Rodamco SE	121,261	19,680,667
(Cost $27,175,535)		23,593,473
Germany 0.2%
Alstria Office REIT-AG (b) (Cost $1,419,336)	130,000	1,239,803
Hong Kong 15.8%
China Overseas Land & Investment Ltd.	6,352,480	11,833,126
China Resources Land Ltd.	1,434,000	2,688,870
Hang Lung Properties Ltd.	2,422,000	9,335,636
Henderson Land Development Co., Ltd.	1,146,500	6,679,409
Hongkong Land Holdings Ltd.	2,418,000	11,954,072
Hysan Development Co., Ltd.	1,872,000	5,275,563
Kerry Properties Ltd.	901,646	3,864,331
Shimao Property Holdings Ltd. (c)	972,500	1,509,184
Sino Land Co., Ltd.	2,533,506	4,525,404
Sun Hung Kai Properties Ltd.	2,884,000	39,248,224
The Link REIT	2,914,500	7,210,876
Wharf Holdings Ltd.	1,939,000	9,472,320
(Cost $117,277,294)		113,597,015
Italy 0.3%
Beni Stabili SpA (b)	338,031	255,507
Immobiliare Grande Distribuzione	1,300,000	1,742,105
(Cost $2,521,111)		1,997,612
Japan 9.7%
AEON Mall Co., Ltd.	156,900	3,113,274
Daikyo, Inc.*	2,772,000	4,535,721
Japan Real Estate Investment Corp.	717	5,847,545
Japan Retail Fund Investment Corp.	2,349	2,855,880
Mitsubishi Estate Co., Ltd.	1,406,000	19,521,049
Mitsui Fudosan Co., Ltd.	1,102,000	15,406,367
Nippon Building Fund, Inc.	163	1,288,402
NTT Urban Development Corp.	4,411	3,485,694
Sumitomo Realty & Development Co., Ltd.	772,000	13,166,587
(Cost $88,655,603)		69,220,519
Malta 0.0%
BGP Holdings PLC* (Cost $0)	9,642,377	8
Netherlands 1.4%
Corio NV	150,000	7,286,330
Eurocommercial Properties NV (CVA)	8,248	264,759
Wereldhave NV	34,000	2,524,253
(Cost $11,459,587)		10,075,342
Norway 0.3%
Norwegian Property ASA* (Cost $3,016,136)	1,440,000	1,882,912
Philippines 0.3%
Megaworld Corp. (Cost $1,790,438)	76,011,000	2,251,205
Singapore 4.4%
CapitaLand Ltd.	2,539,500	6,475,157
CapitaMall Trust	6,878,000	8,951,590
City Developments Ltd.	592,000	4,665,758
Keppel Land Ltd.	1,731,000	4,762,431
Suntec Real Estate Investment Trust	7,018,000	6,589,347
(Cost $31,421,372)		31,444,283
South Africa 0.1%
Growthpoint Properties Ltd. (Units) (Cost $682,696)	360,201	722,888
Sweden 0.7%
Castellum AB	350,000	3,175,157
Kungsleden AB	355,000	2,149,930
(Cost $5,646,621)		5,325,087
United Kingdom 5.5%
Big Yellow Group PLC	600,000	2,620,874
British Land Co. PLC	200,000	1,278,491
Capital & Regional PLC*	3,422,338	1,499,894
Conygar Investment Co. PLC*	655,000	1,039,322
Derwent London PLC	210,000	3,901,239
Great Portland Estates PLC	1,100,000	4,702,118
Hammerson PLC	220,000	1,111,449
Hansteen Holdings PLC	1,060,000	1,050,235
Max Property Group PLC*	840,000	1,327,328
Metric Property Investments PLC*	967,919	1,539,030
NR Nordic & Russia Properties Ltd.	1,300,000	459,158
Primary Health Properties PLC	180,000	784,764
Quintain Estates & Development PLC*	2,500,000	1,584,710
Safestore Holdings PLC	1,200,000	2,041,882
Segro PLC	1,850,000	6,968,338
Songbird Estates PLC*	635,000	1,453,078
South African Property Opportunities PLC*	1,700,000	1,117,587
Terrace Hill Group PLC*	2,000,000	538,106
UNITE Group PLC*	1,590,000	4,112,768
(Cost $51,102,910)		39,130,371
United States 42.5%
American Campus Communities, Inc. (REIT) (b)	234,000	6,385,860
AvalonBay Communities, Inc. (REIT) (b)	212,358	19,827,866
Boston Properties, Inc. (REIT)	236,850	16,896,879
Brandywine Realty Trust (REIT)	573,150	6,161,363
BRE Properties, Inc. (REIT) (b)	144,800	5,347,464
Camden Property Trust (REIT) (b)	62,900	2,569,465
Cogdell Spencer, Inc. (REIT)	356,550	2,410,278
Developers Diversified Realty Corp. (REIT) (b)	429,000	4,247,100
Digital Realty Trust, Inc. (REIT) (b)	325,500	18,774,840
Duke Realty Corp. (REIT)	267,600	3,037,260
Equity Residential (REIT)	241,650	10,062,306
Extra Space Storage, Inc. (REIT)	221,650	3,080,935
Glimcher Realty Trust (REIT)	316,700	1,893,866
HCP, Inc. (REIT) (b)	254,100	8,194,725
Health Care REIT, Inc. (REIT) (b)	104,000	4,380,480
Home Properties, Inc. (REIT)	177,700	8,008,939
Host Hotels & Resorts, Inc. (REIT) (b)	1,246,855	16,807,605
HRPT Properties Trust (REIT)	788,324	4,895,492
Hudson Pacific Properties, Inc. (REIT)*	66,100	1,140,225
Kimco Realty Corp. (REIT)	825,850	11,099,424
LaSalle Hotel Properties (REIT)	142,750	2,936,368
LTC Properties, Inc. (REIT)	25,200	611,604
Medical Properties Trust, Inc. (REIT)	304,750	2,876,840
Nationwide Health Properties, Inc. (REIT)	254,136	9,090,445
Pebblebrook Hotel Trust (REIT)*	85,625	1,614,031
Post Properties, Inc. (REIT)	289,550	6,581,472
ProLogis (REIT) (b)	772,150	7,821,879
PS Business Parks, Inc. (REIT)	60,500	3,374,690
Public Storage (REIT) (b)	234,900	20,650,059
Ramco-Gershenson Properties Trust (REIT)	270,837	2,735,454
Regency Centers Corp. (REIT) (b)	302,269	10,398,054
Senior Housing Properties Trust (REIT)	558,520	11,231,837
Simon Property Group, Inc. (REIT)	514,703	41,562,267
SL Green Realty Corp. (REIT) (b)	252,800	13,914,112
Strategic Hotels & Resorts, Inc. (REIT)*	475,000	2,085,250
Taubman Centers, Inc. (REIT) (b)	85,500	3,217,365
Washington Real Estate Investment Trust (REIT) (b)	303,000	8,359,770
(Cost $278,373,882)		304,283,869
Total Common Stocks (Cost $722,461,456)		701,209,973

Closed-End Investment Company 0.4%
ProLogis European Properties* (Cost $2,675,263)	530,000	2,664,106

Securities Lending Collateral 9.5%
Daily Assets Fund Institutional, 0.27% (d) (e) (Cost $68,099,572)	68,099,572	68,099,572

Cash Equivalents 0.0%
Central Cash Management Fund, 0.21% (d) (Cost $32,683)	32,683	32,683
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $793,268,974)+	107.8	772,006,334
Other Assets and Liabilities, Net	(7.8)	(55,768,735)
Net Assets	100.0	716,237,599

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

* Non-income producing security.

+ The cost for federal income tax purposes was $937,443,130. At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $165,436,796. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,030,827 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $205,467,623.

(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $66,228,688 which is 9.2% of net assets.

(c) Security is listed in country of domicile. Significant business activities of company are in China.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CVA: Certificaten Van Aandelen

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$ —	$ 62,610,512	$ —	$ 62,610,512
Brazil	2,058,720	—	—	2,058,720
Canada	27,207,642	—	—	27,207,642
Channel Islands	—	2,916,326	—	2,916,326
Finland	—	1,652,386	—	1,652,386
France	—	23,593,473	—	23,593,473
Germany	—	1,239,803	—	1,239,803
Hong Kong	—	113,597,015	—	113,597,015
Italy	—	1,997,612	—	1,997,612
Japan	—	69,220,519	—	69,220,519
Malta	—	8	—	8
Netherlands	—	10,075,342	—	10,075,342
Norway	—	1,882,912	—	1,882,912
Philippines	—	2,251,205	—	2,251,205
Singapore	—	31,444,283	—	31,444,283
South Africa	—	722,888	—	722,888
Sweden	—	5,325,087	—	5,325,087
United Kingdom	—	38,012,784	1,117,587	39,130,371
United States	304,283,869	—	—	304,283,869
Closed-End Investment Company	—	2,664,106	—	2,664,106
Short-Term Investments (f)	68,132,255	—	—	68,132,255
Total	$ 401,682,486	$ 369,206,261	$ 1,117,587	$ 772,006,334

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(f) See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock
United Kingdom
Balance as of December 31, 2009	$ 1,400,379
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(282,792)
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of June 30, 2010	$ 1,117,587
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2010	$ (282,792)

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $725,136,719) — including $66,228,688 of securities loaned	$ 703,874,079
Investment in Daily Assets Fund Institutional (cost $68,099,572)*	68,099,572
Investment in Central Cash Management Fund (cost $32,683)	32,683
Total investments, at value (cost $793,268,974)	772,006,334
Foreign currency, at value (cost $4,669,757)	4,700,879
Receivable for investments sold	10,636,984
Receivable for Fund shares sold	5,323,631
Interest receivable	7,084
Dividends receivable	1,768,179
Foreign taxes recoverable	48,386
Due from Advisor	5,959
Other assets	74,589
Total assets	794,572,025
Liabilities
Payable for investments purchased	4,571,040
Payable upon return of securities loaned	68,099,572
Line of credit loan payable	3,050,000
Payable for Fund shares redeemed	1,477,322
Accrued management fee	488,058
Other accrued expenses and payables	648,434
Total liabilities	78,334,426
Net assets, at value	$ 716,237,599
Net Assets Consist of
Accumulated distributions in excess of net investment income	(24,377,842)
Net unrealized appreciation (depreciation) on: Investments	(21,262,640)
Foreign currency	(7,406)
Accumulated net realized gain (loss)	(432,553,214)
Paid-in capital	1,194,438,701
Net assets, at value	$ 716,237,599

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($386,507,985 ÷ 61,542,442 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 6.28
Maximum offering price per share (100 ÷ 94.25 of $6.28)	$ 6.66

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($20,873,474 ÷ 3,323,771 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 6.28
Class S Net Asset Value, offering and redemption price(a) per share ($91,562,612 ÷ 14,600,299 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 6.27

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($217,293,528 ÷ 34,532,107 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 6.29

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $685,856)	$ 14,718,559
Interest	12,427
Income distributions — Central Cash Management Fund	6,033
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	160,001
Total Income	14,897,020
Expenses: Management fee	3,608,506
Administration fee	362,570
Services to shareholders	957,840
Custodian fee	115,918
Distribution and service fees	579,050
Professional fees	45,567
Trustees' fees and expenses	11,236
Reports to shareholders	68,204
Registration fees	41,927
Interest expense	1,232
Other	24,327
Total expenses before expense reductions	5,816,377
Expense reductions	(905,202)
Total expenses after expense reductions	4,911,175
Net investment income	9,985,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	43,358,637
Foreign currency	109,273
43,467,910
Change in net unrealized appreciation (depreciation) on: Investments	(98,103,733)
Foreign currency	(20,756)
(98,124,489)
Net gain (loss)	(54,656,579)
Net increase (decrease) in net assets resulting from operations	$ (44,670,734)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 9,985,845	$ 12,187,160
Net realized gain (loss)	43,467,910	(167,036,165)
Change in net unrealized appreciation (depreciation)	(98,124,489)	335,301,022
Net increase (decrease) in net assets resulting from operations	(44,670,734)	180,452,017
Distributions to shareholders from: Net investment income: Class A	(2,769,497)	(31,152,545)
Class C	(151,072)	(1,934,678)
Class S	(664,418)	(8,465,764)
Institutional Class	(1,595,783)	(18,487,710)
Total distributions	(5,180,770)	(60,040,697)
Fund share transactions: Proceeds from shares sold	157,442,522	264,152,194
Reinvestment of distributions	4,682,551	53,793,467
Cost of shares redeemed	(94,105,293)	(230,445,845)
Redemption fees	8,587	7,078
Net increase (decrease) in net assets from Fund share transactions	68,028,367	87,506,894
Increase (decrease) in net assets	18,176,863	207,918,214
Net assets at beginning of period	698,060,736	490,142,522
Net assets at end of period (including accumulated distributions in excess of net investment income of $24,377,842 and $29,182,917, respectively)	$ 716,237,599	$ 698,060,736

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.73	$ 5.38	$ 10.50	$ 12.22	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.13	.16	.13	.08
Net realized and unrealized gain (loss)	(.49)	1.84	(5.27)	(1.05)	2.34
Total from investment operations	(.40)	1.97	(5.11)	(.92)	2.42
Less distributions from: Net investment income	(.05)	(.62)	(.00)***	(.63)	(.15)
Net realized gains	—	—	—	(.17)	(.05)
Return of capital	—	—	(.01)	—	—
Total distributions	(.05)	(.62)	(.01)	(.80)	(.20)
Redemption fee	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.28	$ 6.73	$ 5.38	$ 10.50	$ 12.22
Total Return (%)[d,e]	(5.91)**	36.71	(48.64)	(7.84)	24.26**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	387	371	226	424	288
Ratio of expenses before expense reductions (%)	1.69*	1.75	1.73	1.71	1.97*
Ratio of expenses after expense reductions (%)	1.49*	1.44	1.50	1.51	1.51*
Ratio of net investment income (%)	2.62*	2.22	1.92	1.14	1.39*
Portfolio turnover rate (%)	51**	114	77	71	28**

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from July 5, 2006 (commencement of operations) to December 31, 2006.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C Years Ended December 31,	2010[a]	2009	2008	2007	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.75	$ 5.40	$ 10.62	$ 12.23	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.06	.10	.09	.03	.02
Net realized and unrealized gain (loss)	(.48)	1.81	(5.31)	(1.06)	2.35
Total from investment operations	(.42)	1.91	(5.22)	(1.03)	2.37
Less distributions from: Net investment income	(.05)	(.56)	—	(.41)	(.09)
Net realized gains	—	—	—	(.17)	(.05)
Total distributions	(.05)	(.56)	—	(.58)	(.14)
Redemption fee	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.28	$ 6.75	$ 5.40	$ 10.62	$ 12.23
Total Return (%)[d,e]	(6.32)**	35.68	(49.15)	(8.67)	23.75**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	25	30	90	27
Ratio of expenses before expense reductions (%)	2.51*	2.56	2.49	2.42	2.51*
Ratio of expenses after expense reductions (%)	2.25*	2.21	2.26	2.40	2.45*
Ratio of net investment income (%)	1.86*	1.45	1.16	.25	.45*
Portfolio turnover rate (%)	51**	114	77	71	28**

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from July 5, 2006 (commencement of operations) to December 31, 2006.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S Years Ended December 31,	2010[a]	2009	2008	2007	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.71	$ 5.37	$ 10.50	$ 12.23	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.14	.18	.16	.08
Net realized and unrealized gain (loss)	(.48)	1.84	(5.27)	(1.06)	2.36
Total from investment operations	(.39)	1.98	(5.09)	(.90)	2.44
Less distributions from: Net investment income	(.05)	(.64)	(.03)	(.66)	(.16)
Net realized gains	—	—	—	(.17)	(.05)
Return of capital	—	—	(.01)	—	—
Total distributions	(.05)	(.64)	(.04)	(.83)	(.21)
Redemption fee	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.27	$ 6.71	$ 5.37	$ 10.50	$ 12.23
Total Return (%)[d]	(5.92)**	37.13	(48.48)	(7.72)	24.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	96	77	123	20
Ratio of expenses before expense reductions (%)	1.91*	1.83	1.87	1.70	1.50*
Ratio of expenses after expense reductions (%)	1.35*	1.29	1.26	1.35	1.41*
Ratio of net investment income (%)	2.76*	2.37	2.16	1.29	1.49*
Portfolio turnover rate (%)	51**	114	77	71	28**

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from July 5, 2006 (commencement of operations) to December 31, 2006.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2010[a]	2009	2008	2007	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.72	$ 5.38	$ 10.49	$ 12.23	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.10	.15	.18	.17	.09
Net realized and unrealized gain (loss)	(.48)	1.83	(5.25)	(1.07)	2.35
Total from investment operations	(.38)	1.98	(5.07)	(.90)	2.44
Less distributions from: Net investment income	(.05)	(.64)	(.03)	(.67)	(.16)
Net realized gains	—	—	—	(.17)	(.05)
Return of capital	—	—	(.01)	—	—
Total distributions	(.05)	(.64)	(.04)	(.84)	(.21)
Redemption fee	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.29	$ 6.72	$ 5.38	$ 10.49	$ 12.23
Total Return (%)[d]	(5.76)**	37.07	(48.34)	(7.64)	24.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	217	206	158	180	5
Ratio of expenses before expense reductions (%)	1.22*	1.24	1.27	1.30	1.46*
Ratio of expenses after expense reductions (%)	1.02*	1.17	1.26	1.29	1.36*
Ratio of net investment income (%)	3.09*	2.49	2.16	1.35	1.54*
Portfolio turnover rate (%)	51**	114	77	71	28**

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from July 5, 2006 (commencement of operations) to December 31, 2006.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF Global Real Estate Securities Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are classified as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $355,864,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($114,143,000) and December 31, 2017 ($241,721,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2009 through December 31, 2009, the Fund incurred approximately $9,964,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 2010.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. With respect to the Fund's investment in passive foreign investment companies, for US tax purposes, such investments may, among other things, cause the Fund to recognize and distribute taxable income without a corresponding receipt of cash as a result of recognizing certain unrealized gains at year end as ordinary income that would have otherwise been treated as capital gain upon disposition. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a United States Real Estate Investment Trust ("US REIT") investment based on information provided by the US REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a US REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from US REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital for tax reporting purposes. With respect to the distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, such amounts are included in dividend income without any recharacterization.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding rates. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $435,077,136 and $363,919,872, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund's average daily net assets	1.000%
Next $500 million of such net assets	.985%
Next $1 billion of such net assets	.960%
Over $2 billion of such net assets	.945%

RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.

Pursuant to investment subadvisory agreements between RREEF and RREEF Global Advisers Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Investments Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the Fund. The sub-subadvisors are indirect, wholly owned subsidiaries of Deutsche Bank AG. As sub-subadvisors, under the supervision of the Board of Trustees, DIMA and RREEF, the sub-subadvisors manage the Fund's investments in specific foreign markets. The subadvisor pays each sub-subadvisor for its services from the investment advisory fee it receives from the Advisor.

For the period from January 1, 2010 through April 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.60%
Class C	2.35%
Class S	1.35%
Institutional Class	1.35%

For the period from May 1, 2010 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.66%
Class C	2.41%
Class S	1.41%
Institutional Class	1.41%

In addition, for the period from January 1, 2010 through June 30, 2010, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.50%
Class C	2.25%
Class S	1.35%
Institutional Class	1.25%

For the period from January 1, 2010 through September 30, 2010, the Advisor has contractually agreed to waive a portion of its management fee in the amount of 0.20% of the Fund's average daily net assets.

Accordingly, for the six months ended June 30, 2010, the Advisor waived a portion of its management fee aggregating $725,140 and the amount charged aggregated $2,883,366, which was equivalent to an annualized effective rate of 0.80% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administration Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $362,570, of which $61,286 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2010
Class A	$ 367,580	$ —	$ 209,743
Class C	30,968	7,089	19,014
Class S	229,114	172,973	—
Institutional Class	14,905	—	7,437
	$ 642,567	$ 180,062	$ 236,194

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2010
Class C	$ 86,607	$ 13,526

In addition, DIDI provides information and administration services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2010	Annualized Effective Rate
Class A	$ 464,313	$ 123,275.24%
Class C	28,130	2,873.24%
	$ 492,443	$ 126,148

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2010 aggregated $592.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on a rate of 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2010, the CDSC for Class C shares aggregated $1,142. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2010, DIDI received $135 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $17,549, of which $11,916 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2010, DWS Alternative Asset Allocation Plus Fund held 11% of the total shares outstanding of the Fund.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement.

The line of credit loan payable represents a loan of $3,050,000, which is the amount drawn on the facility at June 30, 2010. The weighted average outstanding daily balance of all loans (based on the six days the loans were outstanding) during the six months ended June 30, 2010 was approximately $3,175,000, with a weighted average borrowing cost of 1.60%.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	13,538,605	$ 90,625,922	25,696,850	$ 149,015,583
Class C	231,833	1,570,771	527,691	3,394,516
Class S	2,788,147	18,709,065	5,611,914	32,198,258
Institutional Class	7,009,649	46,536,764	14,578,613	79,543,837
		$ 157,442,522		$ 264,152,194
Shares issued to shareholders in reinvestment of distributions
Class A	409,842	$ 2,717,279	4,631,428	$ 30,474,809
Class C	17,110	113,437	222,905	1,473,402
Class S	83,202	550,794	1,050,522	6,902,053
Institutional Class	195,645	1,301,041	2,271,003	14,943,203
		$ 4,682,551		$ 53,793,467
Shares redeemed
Class A	(7,560,482)	$ (50,603,858)	(17,090,052)	$ (94,396,167)
Class C	(585,940)	(3,888,843)	(2,557,742)	(13,398,471)
Class S	(2,648,130)	(17,531,247)	(6,559,399)	(35,551,977)
Institutional Class	(3,292,473)	(22,081,345)	(15,680,533)	(87,099,230)
		$ (94,105,293)		$ (230,445,845)
Redemption fees		$ 8,587		$ 7,078
Net increase (decrease)
Class A	6,387,965	$ 42,746,304	13,238,226	$ 85,095,317
Class C	(336,997)	(2,204,169)	(1,807,146)	(8,530,533)
Class S	223,219	1,729,437	103,037	3,553,719
Institutional Class	3,912,821	25,756,795	1,169,083	7,388,391
		$ 68,028,367		$ 87,506,894

G. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, will have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. ln addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

H. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Portfolio Managers

In May 2010, two new portfolio managers joined the fund's portfolio management team, Jerry Ehlinger and Ross McGlade. Additional information regarding Mr. Ehlinger and Mr. McGlade is set forth below.

Jerry W. Ehlinger, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2010.

• Joined RREEF and Deutsche Asset Management in 2004; previously has worked as a Senior Vice President at Heitman Real Estate Investment Management from 2000-2004.

• Prior to that, Senior Research Associate at Morgan Stanley Asset Management from 1996-2000.

• Over 13 years of investment industry experience.

• BA, University of Wisconsin — Whitewater; MS, University of Wisconsin — Madison.

Ross McGlade, Director

Portfolio Manager of the fund. Joined the fund in 2010.

• Joined Deutsche Asset Management in 2006 after 19 years of experience at ABN AMRO, AMP Capital and McCann & Associates.

• Portfolio manager for Real Estate Securities: Sydney.

• Bachelor of Business in Land Economy from Hawkesbury Agricultural College; Graduate Diploma in Applied Finance and Investment from Securities Institute of Australia; registered property valuer, NSW.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	RRGAX	RRGCX	RRGTX	RRGIX
CUSIP Number	23336Y 672	23336Y 664	23336Y 649	23336Y 656
Fund Number	456	756	2365	811

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 30, 2010